SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.3%

Communication Services — 3.4%
AT&T
5.350%, 09/01/2040	$21	$22
4.500%, 03/09/2048	39	37
4.350%, 06/15/2045	20	18
3.650%, 09/15/2059	32	26
3.550%, 09/15/2055	10	8
3.500%, 06/01/2041	151	127
3.500%, 09/15/2053	20	16
3.300%, 02/01/2052	10	8
2.550%, 12/01/2033	319	270
2.300%, 06/01/2027	60	56
2.250%, 02/01/2032	50	42
1.983%, ICE LIBOR USD 3 Month + 1.180%, 06/12/2024 (A)	462	466
1.650%, 02/01/2028	60	53
CCO Holdings
4.750%, 02/01/2032 (B)	100	89
4.500%, 05/01/2032	100	88
4.500%, 06/01/2033 (B)	20	17
Charter Communications Operating
6.484%, 10/23/2045	20	21
6.384%, 10/23/2035	580	616
5.750%, 04/01/2048	90	87
5.500%, 04/01/2063	30	27
5.375%, 04/01/2038	10	9
5.375%, 05/01/2047	10	9
5.125%, 07/01/2049	10	9
5.050%, 03/30/2029	40	40
4.908%, 07/23/2025	30	31
4.800%, 03/01/2050	30	26
4.400%, 04/01/2033	50	47
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	130	132
4.150%, 10/15/2028	40	41
4.000%, 08/15/2047	10	9
4.000%, 03/01/2048	10	9
3.999%, 11/01/2049	10	9
3.969%, 11/01/2047	30	27
3.950%, 10/15/2025	70	71
3.750%, 04/01/2040	20	18
3.450%, 02/01/2050	40	34
3.400%, 04/01/2030	20	19
3.400%, 07/15/2046	10	9
3.375%, 08/15/2025	60	60
3.300%, 04/01/2027	190	188
3.150%, 03/01/2026	20	20
2.937%, 11/01/2056 (B)	27	20
2.887%, 11/01/2051 (B)	254	193
2.800%, 01/15/2051	40	30
2.350%, 01/15/2027	260	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH DBS
5.750%, 12/01/2028 (B)	$30	$25
5.250%, 12/01/2026 (B)	40	34
Fox
5.476%, 01/25/2039	70	72
Magallanes
5.141%, 03/15/2052 (B)	322	288
5.050%, 03/15/2042 (B)	10	9
4.279%, 03/15/2032 (B)	140	131
4.054%, 03/15/2029 (B)	20	19
3.755%, 03/15/2027 (B)	20	19
Sprint Spectrum
4.738%, 03/20/2025 (B)	173	174
Take-Two Interactive Software
3.700%, 04/14/2027	290	286
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	141
T-Mobile USA
3.875%, 04/15/2030	130	125
3.750%, 04/15/2027	10	10
3.500%, 04/15/2025	150	149
3.500%, 04/15/2031	80	73
3.400%, 10/15/2052 (B)	30	23
3.375%, 04/15/2029	20	19
3.000%, 02/15/2041	10	8
2.875%, 02/15/2031	20	18
2.625%, 02/15/2029	30	27
2.550%, 02/15/2031	20	17
2.250%, 02/15/2026	10	9
2.250%, 11/15/2031	10	8
Verizon Communications
5.500%, 03/16/2047	6	7
5.250%, 03/16/2037	20	22
4.862%, 08/21/2046	30	31
4.500%, 08/10/2033	180	182
4.329%, 09/21/2028	300	305
4.125%, 08/15/2046	30	28
4.000%, 03/22/2050	30	27
3.400%, 03/22/2041	10	9
3.150%, 03/22/2030	30	28
3.000%, 03/22/2027	10	10
2.875%, 11/20/2050	10	8
2.650%, 11/20/2040	70	54
2.625%, 08/15/2026	10	10
2.550%, 03/21/2031	90	80
2.355%, 03/15/2032	93	80
2.100%, 03/22/2028	30	27
1.750%, 01/20/2031	130	108
Vodafone Group
4.375%, 05/30/2028	40	41

		6,149

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Discretionary — 2.8%
Amazon.com
4.950%, 12/05/2044	$157	$172
4.250%, 08/22/2057	10	10
4.100%, 04/13/2062	374	357
4.050%, 08/22/2047	30	30
3.875%, 08/22/2037	230	226
3.600%, 04/13/2032	110	109
3.450%, 04/13/2029	20	20
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	49
3.100%, 05/12/2051	120	100
2.100%, 05/12/2031	20	18
1.500%, 06/03/2030	30	26
1.200%, 06/03/2027	60	54
Cox Communications
3.350%, 09/15/2026 (B)	231	225
Dollar General
3.250%, 04/15/2023	10	10
Element Fleet Management
1.600%, 04/06/2024 (B)	491	472
Ford Motor
4.750%, 01/15/2043	20	16
3.250%, 02/12/2032	30	25
Ford Motor Credit
4.950%, 05/28/2027	230	229
4.000%, 11/13/2030	200	180
2.900%, 02/10/2029	220	188
General Motors
6.250%, 10/02/2043	50	51
6.125%, 10/01/2025	20	21
5.400%, 10/02/2023	20	21
5.150%, 04/01/2038	20	19
General Motors Financial
5.100%, 01/17/2024	200	205
4.150%, 06/19/2023	353	356
3.100%, 01/12/2032	10	8
Hilton Domestic Operating
5.750%, 05/01/2028 (B)	20	20
5.375%, 05/01/2025 (B)	30	30
Home Depot
3.625%, 04/15/2052	80	71
3.350%, 04/15/2050	70	59
3.300%, 04/15/2040	198	175
3.250%, 04/15/2032	100	96
2.700%, 04/15/2030	20	19
2.500%, 04/15/2027	30	29
Las Vegas Sands
3.200%, 08/08/2024	10	10
2.900%, 06/25/2025	210	193
Lennar
5.000%, 06/15/2027	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 11/29/2027	$20	$20
4.500%, 04/30/2024	20	20
Lowe’s
5.000%, 04/15/2040	53	54
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	80
NIKE
3.375%, 03/27/2050	50	44
3.250%, 03/27/2040	10	9
2.750%, 03/27/2027	20	20
2.400%, 03/27/2025	30	29
Nissan Motor
3.522%, 09/17/2025 (B)	200	194
Sands China
2.550%, 03/08/2027 (B)	200	157
Target
2.250%, 04/15/2025	40	39
Time Warner Cable
7.300%, 07/01/2038	90	100
6.550%, 05/01/2037	10	11
Time Warner Entertainment
8.375%, 07/15/2033	50	60
Toll Brothers Finance
4.375%, 04/15/2023	20	20
University of Miami
4.063%, 04/01/2052	189	173
VOC Escrow
5.000%, 02/15/2028 (B)	30	27

		4,996

Consumer Staples — 1.4%
Altria Group
6.200%, 02/14/2059	4	4
5.950%, 02/14/2049	70	67
5.800%, 02/14/2039	90	88
4.800%, 02/14/2029	5	5
4.400%, 02/14/2026	37	38
3.875%, 09/16/2046	20	15
2.450%, 02/04/2032	90	73
2.350%, 05/06/2025	10	10
Anheuser-Busch
4.900%, 02/01/2046	568	566
3.650%, 02/01/2026	20	20
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	22
4.600%, 04/15/2048	10	10
4.500%, 06/01/2050	50	48
4.350%, 06/01/2040	50	47
4.000%, 04/13/2028	20	20
3.500%, 06/01/2030	20	19
BAT Capital
4.540%, 08/15/2047	60	47

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.734%, 09/25/2040	$30	$22
3.557%, 08/15/2027	40	38
Cargill
1.375%, 07/23/2023 (B)	30	30
Coca-Cola
3.375%, 03/25/2027	20	20
2.600%, 06/01/2050	20	15
1.450%, 06/01/2027	40	37
Constellation Brands
4.750%, 11/15/2024	80	82
4.350%, 05/09/2027	20	20
3.600%, 05/09/2024	30	30
Costco Wholesale
1.600%, 04/20/2030	40	34
1.375%, 06/20/2027	70	64
CVS Health
5.125%, 07/20/2045	60	61
3.875%, 07/20/2025	18	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	342	388
6.036%, 12/10/2028	169	178
Hershey
0.900%, 06/01/2025	10	9
Kraft Heinz Foods
5.500%, 06/01/2050	10	10
5.200%, 07/15/2045	20	19
4.875%, 10/01/2049	20	19
4.375%, 06/01/2046	10	9
4.250%, 03/01/2031	10	10
Mars
3.200%, 04/01/2030 (B)	10	10
2.700%, 04/01/2025 (B)	30	30
Mondelez International
1.500%, 05/04/2025	70	67
PepsiCo
2.875%, 10/15/2049	20	16
1.625%, 05/01/2030	20	17
Philip Morris International
2.500%, 08/22/2022	50	50
2.500%, 11/02/2022	50	50
2.100%, 05/01/2030	20	17
1.125%, 05/01/2023	20	20
Reynolds American
5.850%, 08/15/2045	20	18

		2,507

Energy — 4.2%
Apache
7.750%, 12/15/2029	20	22
5.350%, 07/01/2049	20	18
4.750%, 04/15/2043	10	9
4.250%, 01/15/2044	150	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets
3.535%, 11/04/2024	$10	$10
3.506%, 03/17/2025	100	101
BP Capital Markets America
3.633%, 04/06/2030	20	20
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	39
Cameron LNG
3.302%, 01/15/2035 (B)	70	63
2.902%, 07/15/2031 (B)	60	54
Cheniere Energy
4.625%, 10/15/2028	20	19
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032 (B)	40	35
Chevron
3.078%, 05/11/2050	10	8
2.954%, 05/16/2026	30	30
1.554%, 05/11/2025	50	48
Chevron USA
3.850%, 01/15/2028	30	30
Continental Resources
5.750%, 01/15/2031 (B)	40	41
4.900%, 06/01/2044	20	18
4.500%, 04/15/2023	30	30
4.375%, 01/15/2028	30	29
2.268%, 11/15/2026 (B)	20	18
Coterra Energy
4.375%, 03/15/2029 (B)	160	160
3.900%, 05/15/2027 (B)	80	79
DCP Midstream Operating
6.450%, 11/03/2036 (B)	10	10
Devon Energy
8.250%, 08/01/2023	30	32
5.850%, 12/15/2025	30	32
5.600%, 07/15/2041	50	53
5.000%, 06/15/2045	140	140
Diamondback Energy
3.500%, 12/01/2029	30	28
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	110	90
4.625%, 11/02/2031	20	17
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(A) (C)	50	45
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(A) (C)	10	9

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(A) (C)	$20	$19
6.250%, 04/15/2049	60	61
6.250%, ICE LIBOR USD 3 Month + 4.028%(A)(C)	70	56
5.250%, 04/15/2029	30	31
5.000%, 05/15/2050	30	27
4.950%, 06/15/2028	20	20
3.750%, 05/15/2030	110	102
3.450%, 01/15/2023	381	382
2.900%, 05/15/2025	10	10
Enterprise Products Operating
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (A)	10	9
4.850%, 03/15/2044	50	49
4.150%, 10/16/2028	350	352
EOG Resources
4.950%, 04/15/2050	70	77
4.150%, 01/15/2026	20	20
3.900%, 04/01/2035	40	38
Equities
3.900%, 10/01/2027	60	58
3.625%, 05/15/2031 (B)	20	18
Exxon Mobil
4.327%, 03/19/2050	30	30
4.114%, 03/01/2046	70	68
3.482%, 03/19/2030	40	39
3.043%, 03/01/2026	40	40
2.992%, 03/19/2025	295	295
1.571%, 04/15/2023	10	10
Halliburton
5.000%, 11/15/2045	40	39
3.800%, 11/15/2025	2	2
Kinder Morgan
5.300%, 12/01/2034	20	20
5.200%, 03/01/2048	10	10
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	80
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	41
3.500%, 09/01/2023	30	30
MEG Energy
5.875%, 02/01/2029 (B)	10	10
MPLX
5.500%, 02/15/2049	30	30
4.875%, 06/01/2025	110	112
4.800%, 02/15/2029	80	81
4.700%, 04/15/2048	60	53
4.500%, 04/15/2038	10	9
Occidental Petroleum
7.875%, 09/15/2031	10	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 05/01/2031	$60	$72
6.950%, 07/01/2024	10	11
6.200%, 03/15/2040	75	79
5.550%, 03/15/2026	30	31
4.863%, 10/10/2036 (D)	750	397
4.625%, 06/15/2045	20	18
4.400%, 04/15/2046	10	9
4.400%, 08/15/2049	70	62
4.100%, 02/15/2047	70	60
3.500%, 08/15/2029	20	19
3.400%, 04/15/2026	20	19
3.200%, 08/15/2026	30	29
3.000%, 02/15/2027	20	19
Pertamina Persero
6.000%, 05/03/2042 (B)	200	205
Petrobras Global Finance BV
7.375%, 01/17/2027	410	450
6.850%, 06/05/2115	50	44
5.750%, 02/01/2029	50	50
Petroleos Mexicanos
6.625%, 06/15/2035	100	81
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	20
Phillips 66
3.605%, 02/15/2025 (B)	95	95
3.550%, 10/01/2026 (B)	232	229
Pioneer Natural Resources
2.150%, 01/15/2031	40	34
1.125%, 01/15/2026	10	9
Range Resources
5.000%, 03/15/2023	8	8
4.875%, 05/15/2025	30	31
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	30
3.900%, 05/17/2028 (B)	471	460
Shell International Finance BV
4.375%, 05/11/2045	50	50
4.000%, 05/10/2046	50	47
3.250%, 04/06/2050	50	42
2.875%, 05/10/2026	60	59
2.750%, 04/06/2030	20	18
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	205
Southwestern Energy
5.375%, 03/15/2030	20	20
Targa Resources
4.200%, 02/01/2033	20	19
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	30	29

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	$60	$54
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	56
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	20	18
Western Midstream Operating
5.750%, 02/01/2050	20	18
4.550%, 02/01/2030	100	96
4.500%, 03/01/2028	10	10
3.600%, 02/01/2025	30	29
2.621%, ICE LIBOR USD 3 Month + 2.100%, 01/13/2023 (A)	10	10
Williams
7.750%, 06/15/2031	140	166
7.500%, 01/15/2031	10	12
5.750%, 06/24/2044	40	42
3.700%, 01/15/2023	20	20

		7,476

Financials — 10.5%
AIA Group MTN
3.200%, 03/11/2025 (B)	270	268
Ambac Assurance
5.100%(B)(C)	–	–
American Express
4.050%, 05/03/2029	70	70
3.375%, 05/03/2024	20	20
American International Group
2.500%, 06/30/2025	464	448
Aviation Capital Group
1.950%, 01/30/2026 (B)	301	269
Bank of America
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	42	40
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (A)	185	155
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (A)	99	99
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	40	36
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	90	79
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	90	77
Bank of America MTN
5.000%, 01/21/2044	20	21
4.450%, 03/03/2026	10	10
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	100	101
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (A)	478	456

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 10/22/2026	$50	$51
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	110	101
4.000%, 01/22/2025	300	301
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (A)	150	147
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	90	87
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	70	70
3.500%, 04/19/2026	224	222
Bank of Montreal MTN
1.850%, 05/01/2025	70	67
Bank of New York Mellon MTN
1.600%, 04/24/2025	20	19
Bank of Nova Scotia
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	40	38
1.300%, 06/11/2025	40	37
Barclays
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (A)	200	197
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)	200	202
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	132
5.000%, 06/15/2044 (B)	200	201
BNP Paribas
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(B)	200	202
4.400%, 08/14/2028 (B)	200	197
2.591%, U.S. SOFR + 1.228%, 01/20/2028 (A)(B)	250	230
Brighthouse Financial
4.700%, 06/22/2047	4	3
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	39
Capital One Financial
3.900%, 01/29/2024	700	707
Citigroup
8.125%, 07/15/2039	60	82
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	40	41
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	20	20
4.650%, 07/23/2048	180	180
4.450%, 09/29/2027	90	90
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	233	230
4.125%, 07/25/2028	90	88

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (A)	$110	$107
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	60	56
3.700%, 01/12/2026	100	99
3.520%, ICE LIBOR USD 3 Month + 1.151%, 10/27/2028 (A)	148	143
3.400%, 05/01/2026	510	503
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	30	29
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	10	9
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	40	40
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	251
3.875%, 09/26/2023 (B)	392	396
Credit Agricole
8.125%, USD Swap Semi 30/360 5 Yr Curr + 6.185%(A)(B)(C)	260	279
Credit Suisse Group
4.550%, 04/17/2026	250	250
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(B)	250	232
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (A)(B)	250	219
CTR Partnership
3.875%, 06/30/2028 (B)	10	9
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	390	396
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	10	9
Intesa Sanpaolo
3.125%, 07/14/2022 (B)	200	200
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	199
JPMorgan Chase
4.950%, 06/01/2045	100	102
4.493%, U.S. SOFR + 3.790%, 03/24/2031 (A)	298	301
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	590	586
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	200	202
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (A)	210	202
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	10	8
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	130	115
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	60	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	$100	$99
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	212
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	108
Liberty Mutual Group
4.569%, 02/01/2029 (B)	349	351
4.250%, 06/15/2023 (B)	90	91
Lincoln National
3.400%, 01/15/2031	209	194
Lloyds Banking Group
4.375%, 03/22/2028	200	199
3.900%, 03/12/2024	536	539
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(B)	302	270
Macquarie Group MTN
4.150%, ICE LIBOR USD 3 Month + 1.330%, 03/27/2024 (A)(B)	471	474
Manulife Financial
3.703%, 03/16/2032	340	325
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (B)	144	112
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	345
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	301
Mitsubishi UFJ Financial Group
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)	200	199
Moody’s
3.250%, 05/20/2050	235	182
Morgan Stanley
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/2024 (A)	40	40
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	20	16
Morgan Stanley MTN
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	90	88
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	384	366
3.125%, 07/27/2026	450	437
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	120	103
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	100	96
National Securities Clearing
1.500%, 04/23/2025 (B)	250	238

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Natwest Group
3.073%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.550%, 05/22/2028 (A)	$200	$186
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	28
Park Aerospace Holdings
5.250%, 08/15/2022 (B)	4	4
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	226
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	9
Royal Bank of Canada MTN
1.600%, 04/17/2023	60	60
1.150%, 06/10/2025	40	37
Santander Holdings USA
4.500%, 07/17/2025	10	10
State Street
3.152%, U.S. SOFR + 2.650%, 03/30/2031 (A)	110	102
2.901%, U.S. SOFR + 2.600%, 03/30/2026 (A)	95	93
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	90	90
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	30	28
0.750%, 06/12/2023	80	79
UBS MTN
4.500%, 06/26/2048 (B)	400	386
UBS Group
1.364%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 01/30/2027 (A)(B)	200	180
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	448
US Bancorp
1.450%, 05/12/2025	30	29
WEA Finance
3.750%, 09/17/2024 (B)	200	197
Wells Fargo MTN
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	20	19

		18,725

Health Care — 1.3%
Aetna
2.800%, 06/15/2023	10	10
Anthem
4.550%, 05/15/2052	10	10
4.100%, 05/15/2032	20	20
3.650%, 12/01/2027	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.350%, 12/01/2024	$20	$20
2.950%, 12/01/2022	50	50
Cigna
4.900%, 12/15/2048	10	10
4.800%, 08/15/2038	100	101
4.375%, 10/15/2028	170	173
4.125%, 11/15/2025	377	384
3.750%, 07/15/2023	14	14
3.400%, 03/01/2027	441	433
CVS Health
5.050%, 03/25/2048	150	153
4.300%, 03/25/2028	30	30
4.250%, 04/01/2050	70	63
4.125%, 04/01/2040	10	9
3.750%, 04/01/2030	30	29
3.625%, 04/01/2027	30	30
2.125%, 09/15/2031	30	25
1.875%, 02/28/2031	10	8
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	51
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
Medtronic
3.500%, 03/15/2025	16	16
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	398
SSM Health Care
3.688%, 06/01/2023	248	250

		2,335

Industrials — 3.0%
3M
3.700%, 04/15/2050	100	90
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	366
2.450%, 10/29/2026	150	134
Air Canada Pass-Through Trust, Ser 2015-1,
Cl A
3.600%, 03/15/2027 (B)	214	201
Air Lease
3.375%, 07/01/2025	20	19
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	23
Canadian National Railway
3.650%, 02/03/2048	151	132
Canadian Pacific Railway
6.125%, 09/15/2115	167	183
3.100%, 12/02/2051	40	31
3.000%, 12/02/2041	20	17
Carlisle
2.200%, 03/01/2032	407	327

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carrier Global
2.700%, 02/15/2031	$10	$9
Cintas No. 2
4.000%, 05/01/2032	20	20
3.700%, 04/01/2027	30	30
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	137	134
CSX
3.800%, 04/15/2050	331	290
Deere
3.750%, 04/15/2050	40	38
3.100%, 04/15/2030	10	9
Delta Air Lines
7.375%, 01/15/2026	30	32
7.000%, 05/01/2025 (B)	190	203
4.750%, 10/20/2028 (B)	30	30
4.500%, 10/20/2025 (B)	30	30
2.900%, 10/28/2024	40	39
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	155	139
Eaton
4.150%, 11/02/2042	70	66
FedEx
5.250%, 05/15/2050	88	90
4.050%, 02/15/2048	237	205
Ferguson Finance
4.500%, 10/24/2028 (B)	394	392
3.250%, 06/02/2030 (B)	230	206
GFL Environmental
4.250%, 06/01/2025 (B)	20	20
International Lease Finance
5.875%, 08/15/2022	50	50
Mileage Plus Holdings
6.500%, 06/20/2027 (B)	40	41
Norfolk Southern
4.837%, 10/01/2041	200	203
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	457	460
Republic Services
2.500%, 08/15/2024	20	20
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	161	151
Spirit Loyalty Cayman
8.000%, 09/20/2025 (B)	24	25
United Airlines
4.625%, 04/15/2029 (B)	30	28
4.375%, 04/15/2026 (B)	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	$515	$496
United Parcel Service
5.300%, 04/01/2050	66	75
United Rentals North America
3.875%, 02/15/2031	100	91
3.750%, 01/15/2032	20	18
Verisk Analytics
3.625%, 05/15/2050	202	162
Vertiv Group
4.125%, 11/15/2028 (B)	10	9
XPO Logistics
6.250%, 05/01/2025 (B)	4	4

		5,357

Information Technology — 1.3%
Apple
3.850%, 08/04/2046	156	150
3.200%, 05/13/2025	80	81
1.125%, 05/11/2025	40	38
Broadcom
4.750%, 04/15/2029	253	253
4.110%, 09/15/2028	237	231
3.137%, 11/15/2035 (B)	150	123
1.950%, 02/15/2028 (B)	139	121
CommScope
6.000%, 03/01/2026 (B)	20	20
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	268
Hewlett Packard Enterprise
4.900%, 10/15/2025	69	71
Lam Research
2.875%, 06/15/2050	92	71
Mastercard
3.850%, 03/26/2050	10	9
NVIDIA
3.700%, 04/01/2060	50	44
3.500%, 04/01/2040	70	64
3.500%, 04/01/2050	70	62
2.850%, 04/01/2030	20	19
NXP BV
2.700%, 05/01/2025	30	29
PayPal Holdings
1.650%, 06/01/2025	30	29
Prosus MTN
3.061%, 07/13/2031 (B)	200	154
salesforce.com
3.250%, 04/11/2023	40	40
Sprint Capital
8.750%, 03/15/2032	10	13

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Instruments
1.750%, 05/04/2030	$20	$17
Visa
4.300%, 12/14/2045	50	51
3.150%, 12/14/2025	70	70
2.050%, 04/15/2030	20	18
Workday
3.800%, 04/01/2032	30	28
3.700%, 04/01/2029	20	19
3.500%, 04/01/2027	205	201

		2,294

Materials — 0.6%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	199
Ball
3.125%, 09/15/2031	30	26
Barrick North America Finance
5.700%, 05/30/2041	60	65
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	199
Freeport-McMoRan
5.450%, 03/15/2043	70	69
5.400%, 11/14/2034	20	20
4.625%, 08/01/2030	10	10
4.550%, 11/14/2024	10	10
Glencore Funding
4.125%, 05/30/2023 (B)	70	70
4.000%, 03/27/2027 (B)	140	138
Southern Copper
5.250%, 11/08/2042	120	124
Suzano Austria GmbH
3.750%, 01/15/2031	90	80
3.125%, 01/15/2032	20	17
Teck Resources
3.900%, 07/15/2030	30	28
Vale Canada
7.200%, 09/15/2032	10	11
Vale Overseas

6.875%, 11/21/2036	10	11

		1,077

Real Estate — 0.5%
Digital Realty Trust
3.700%, 08/15/2027	233	226
3.600%, 07/01/2029	78	73
Federal Realty Investment Trust
1.250%, 02/15/2026	233	212
MPT Operating Partnership
5.000%, 10/15/2027	10	10
4.625%, 08/01/2029	10	9
3.500%, 03/15/2031	40	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Simon Property Group

1.750%, 02/01/2028	$501	$441

		1,006

Utilities — 2.3%
American Transmission Systems
2.650%, 01/15/2032 (B)	30	26
Aquarion
4.000%, 08/15/2024 (B)	192	192
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	580
Consolidated Edison of New York
3.950%, 04/01/2050	20	18
3.350%, 04/01/2030	20	19
DTE Electric Securitization Funding I
2.640%, 12/01/2026	294	290
Duke Energy Carolinas
3.950%, 03/15/2048	98	90
Duke Energy Florida
3.200%, 01/15/2027	230	228
Duke Energy Ohio
3.650%, 02/01/2029	50	49
Eversource Energy
3.150%, 01/15/2025	111	110
Exelon
5.625%, 06/15/2035	60	64
5.100%, 06/15/2045	328	335
4.700%, 04/15/2050	69	67
FirstEnergy
7.375%, 11/15/2031	270	319
5.350%, 07/15/2047	100	93
4.400%, 07/15/2027	50	50
1.600%, 01/15/2026	20	18
Interstate Power and Light
2.300%, 06/01/2030	295	256
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	289
NSTAR Electric
3.950%, 04/01/2030	230	230
Pacific Gas and Electric
3.300%, 08/01/2040	10	7
2.500%, 02/01/2031	20	16
2.100%, 08/01/2027	20	17
Southern
3.250%, 07/01/2026	415	405
Virginia Electric & Power
3.150%, 01/15/2026	124	122

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xcel Energy
3.400%, 06/01/2030	$188	$177

		4,067

Total Corporate Obligations
(Cost $59,846) ($ Thousands)		55,989

MORTGAGE-BACKED SECURITIES — 29.2%

Agency Mortgage-Backed Obligations — 21.8%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	342	375
5.500%, 04/01/2030	99	103
5.000%, 06/01/2041 to 01/01/2049	229	239
4.500%, 06/01/2038 to 10/01/2048	508	530
4.000%, 07/01/2037 to 05/01/2052	778	794
3.500%, 04/01/2033 to 04/01/2052	1,791	1,784
3.000%, 09/01/2036 to 09/01/2050	2,716	2,626
2.500%, 01/01/2050 to 01/01/2052	2,686	2,487
2.000%, 09/01/2041 to 11/01/2051	1,966	1,756
1.500%, 10/01/2041 to 11/01/2041	172	150
FHLMC ARM
3.089%, ICE LIBOR USD 12 Month + 1.622%, 02/01/2050(A)	85	85
3.012%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	62	62
2.872%, ICE LIBOR USD 12 Month + 1.620%, 11/01/2047(A)	70	69
1.906%, ICE LIBOR USD 12 Month + 1.596%, 06/01/2047(A)	142	144
1.894%, ICE LIBOR USD 12 Month + 1.626%, 10/01/2046(A)	301	307
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.366%, 02/15/2038(A)	27	1
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.459%, 04/15/2041(A)	119	5
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.571%, 11/15/2038(A)	116	5
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	16	15
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	85	14
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	90	13
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	199
FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Cl A2
2.250%, 03/25/2054	514	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.330%, 07/25/2035(A)	$240	$30
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.609%, 12/25/2035(A)	2,110	118
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
2.706%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(A)(B)	66	65
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl B1
3.306%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(B)	180	169
FNMA
5.000%, 08/01/2049	21	21
4.500%, 07/01/2033 to 01/01/2059	1,887	1,963
4.000%, 01/01/2037 to 06/01/2057	2,882	2,926
3.500%, 12/01/2034 to 05/01/2052	3,607	3,576
3.468%, 03/01/2030	39	39
3.450%, 03/01/2029	19	19
3.250%, 05/01/2029	20	20
3.160%, 05/01/2029	19	19
3.000%, 11/01/2034 to 04/01/2052	5,801	5,626
2.930%, 06/01/2030	39	37
2.810%, 04/01/2025	40	40
2.500%, 08/01/2035 to 03/01/2052	3,821	3,575
2.150%, 02/01/2032(A)	80	72
2.000%, 03/01/2041 to 03/01/2052	2,938	2,625
FNMA ARM
2.401%, ICE LIBOR USD 12 Month + 1.590%, 04/01/2047(A)	168	172
FNMA CMO, Ser 2015-55, Cl IO, IO
1.298%, 08/25/2055(A)	110	3
FNMA CMO, Ser 2015-56, Cl AS, IO
5.144%, 08/25/2045(A)	138	22
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	185	25
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
3.606%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(A)	99	100
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
4.006%, ICE LIBOR USD 1 Month + 3.000%, 10/25/2029(A)	140	142
FNMA TBA
5.000%, 07/15/2038	100	103
4.500%, 09/01/2033 to 07/01/2037	400	405
4.000%, 07/13/2039 to 06/15/2045	400	399
2.500%, 06/01/2043 to 07/25/2043	800	735

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039(A)	$217	$216
GNMA
4.500%, 01/15/2042 to 02/20/2050	826	864
4.000%, 08/15/2045 to 04/20/2050	373	386
3.500%, 04/20/2046 to 09/20/2048	380	382
3.000%, 09/15/2042 to 04/20/2052	758	735
2.500%, 09/20/2051	160	149
GNMA CMO, Ser 2007-51, Cl SG, IO
5.653%, 08/20/2037(A)	7	1
GNMA CMO, Ser 2012-34, Cl SA, IO
5.123%, 03/20/2042(A)	79	12
GNMA CMO, Ser 2012-43, Cl SN, IO
5.725%, 04/16/2042(A)	64	11
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.745%, 10/20/2062(A)	47	1
GNMA CMO, Ser 2014-118, Cl HS, IO
5.273%, 08/20/2044(A)	132	20
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	86	12
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	89	13
GNMA CMO, Ser 2020-H09, Cl FL
1.588%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	70	72
GNMA TBA
4.500%, 06/01/2039	100	102
4.000%, 06/01/2039 to 07/01/2039	200	202
3.500%, 06/15/2041	300	297
3.000%, 06/15/2051	100	96
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	5	5
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,155	116
GNMA, Ser 3, Cl IO, IO
0.641%, 02/16/2061(A)	298	18

		38,982

Non-Agency Mortgage-Backed Obligations — 7.4%
BANK, Ser 2017-BNK8, Cl XA, IO
0.723%, 11/15/2050(A)	1,625	52
BANK, Ser 2021-BN36, Cl A5
2.470%, 09/15/2064	379	332
BANK, Ser 2021-BN38, Cl A5
2.521%, 12/15/2064	293	257
BBCCRE Trust, Ser 2015-GTP, Cl D
4.563%, 08/10/2033(A)(B)	140	129
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	54	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	$183	$169
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	377
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	423
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.795%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	373	368
BX Commercial Mortgage Trust, Ser 2021- VOLT, Cl A
1.575%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	287	273
BXP Trust, Ser 2017-CQHP, Cl A
1.725%, ICE LIBOR USD 1 Month + 0.850%, 11/15/2034(A)(B)	190	186
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
1.276%, ICE LIBOR USD 1 Month + 0.270%, 05/25/2035(A)(B)	51	50
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.961%, 05/25/2035(A)(B)	174	138
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050(A)(B)	129	119
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(B)	100	99
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	58	58
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048(A)	90	89
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	413
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
3.525%, ICE LIBOR USD 1 Month + 2.650%, 05/15/2036(A)(B)	190	182
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	205
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039(B)	100	91
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	150	144

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2020-FACT, Cl F
7.032%, ICE LIBOR USD 1 Month + 6.157%, 10/15/2037(A)(B)	$250	$245
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(B)	41	39
Flagstar Mortgage Trust, Ser 2021-6INV, Cl A4
2.500%, 08/25/2051(A)(B)	574	511
Flagstar Mortgage Trust, Ser 2021-8INV, Cl A3
2.500%, 09/25/2051(A)(B)	257	225
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
2.425%, ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(A)(B)	177	156
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
3.625%, ICE LIBOR USD 1 Month + 2.750%, 09/15/2031(A)(B)	177	142
GS Mortgage Securities Trust, Ser 2020- GSA2, Cl AAB
1.662%, 12/12/2053	260	233
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.951%, 10/25/2050(A)(B)	147	136
Impac CMB Trust, Ser 2005-4, Cl 1M1
1.651%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(A)	25	24
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
2.656%, ICE LIBOR USD 1 Month + 1.650%, 08/25/2036(A)	66	65
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.851%, 10/15/2050(A)	1,390	47
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
4.660%, ICE LIBOR USD 1 Month + 3.160%, 06/15/2035(A)(B)	250	46
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
3.725%, ICE LIBOR USD 1 Month + 2.850%, 12/15/2036(A)(B)	170	136
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	94	77
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	18	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	$77	$73
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(A)(B)	323	283
KKR Industrial Portfolio Trust, Ser 2021- KDIP, Cl A
1.425%, ICE LIBOR USD 1 Month + 0.550%, 12/15/2037(A)(B)	99	95
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(B)	105	98
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	217	215
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.143%, 07/15/2050(A)	100	98
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	258	257
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.079%, 12/12/2049(A)	14	6
Morgan Stanley Capital I Trust, Ser 2018- H4, Cl A4
4.310%, 12/15/2051	313	314
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
2.525%, ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(A)(B)	140	133
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(B)	110	104
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036(B)	110	106
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	210	204
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	210	204
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	48	46
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	112	109
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	108

12	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A1
2.633%, 09/25/2059(A)(B)	$19	$19
Seasoned Credit Risk Transfer Trust Series 2018-1 CMO, Ser 2018-1, Cl MA
3.000%, 05/25/2057	208	204
Seasoned Credit Risk Transfer Trust Series 2022-1 CMO, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	356	353
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	192	193
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	265	266
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	315	314
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	162	154
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	144	137
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	218	205
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(B)	342	300
SMRT, Ser 2022-MINI, Cl D
2.732%, TSFR1M + 1.950%, 01/15/2039(A)(B)	110	105
SREIT Trust, Ser 2021-MFP2, Cl A
1.697%, ICE LIBOR USD 1 Month + 0.822%, 11/15/2036(A)(B)	110	106
UBS Commercial Mortgage Trust, Ser 2018- C13, Cl ASB
4.241%, 10/15/2051	532	536
UMBS TBA
2.000%, 06/15/2051 to 07/15/2051	500	443
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
1.466%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2045(A)	122	119
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	267
Wells Fargo Commercial Mortgage Trust, Ser 2021-C59, Cl A5
2.626%, 04/15/2054	475	422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	$442	$439

		13,337

Total Mortgage-Backed Securities (Cost $55,849) ($ Thousands)		52,319

U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Bills
0.064%, 08/11/2022 (E)	230	230
0.000%, 09/06/2022 (D)	310	309
U.S. Treasury Bonds
3.750%, 11/15/2043	950	1,013
3.250%, 05/15/2042	150	150
2.875%, 08/15/2045	70	65
2.875%, 05/15/2052	650	625
2.750%, 08/15/2047	460	418
2.403%, 05/15/2049 (D)	410	177
2.375%, 02/15/2042	117	101
2.375%, 05/15/2051	330	283
2.250%, 05/15/2041	10	9
2.250%, 02/15/2052	2,015	1,685
2.000%, 11/15/2041	120	97
2.000%, 02/15/2050	330	260
2.000%, 08/15/2051	1,050	824
1.875%, 02/15/2051	5,473	4,167
1.875%, 11/15/2051	702	535
1.750%, 08/15/2041	1,946	1,513
1.625%, 11/15/2050	2,680	1,914
1.375%, 08/15/2050	3,051	2,037
1.250%, 05/15/2050	1,170	755
1.125%, 08/15/2040	4,595	3,238
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/2049	119	124
0.125%, 01/15/2030	436	434
U.S. Treasury Notes
2.750%, 04/30/2027	220	219
2.750%, 05/31/2029	490	486
1.875%, 02/15/2032	778	713
1.500%, 01/31/2027	6,630	6,245
1.250%, 11/30/2026	6,180	5,771
1.250%, 03/31/2028	580	529
1.250%, 05/31/2028	350	319
1.250%, 08/15/2031	3,279	2,854
1.125%, 01/15/2025	2,510	2,412
1.125%, 10/31/2026	1,400	1,301
0.750%, 04/30/2026	850	785
0.625%, 07/31/2026	4,354	3,979
0.375%, 08/15/2024	472	450

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.375%, 01/31/2026	$723	$662
0.250%, 05/31/2025	40	37
0.250%, 06/30/2025	90	83
0.250%, 08/31/2025	140	129
0.250%, 10/31/2025	100	92

Total U.S. Treasury Obligations (Cost $54,210) ($ Thousands)		48,029

ASSET-BACKED SECURITIES — 8.4%

Automotive — 1.0%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	130	116
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (B)	400	385
Ford Credit Auto Owner Trust, Ser 2021- REV1, Cl A
1.370%, 10/17/2033 (B)	254	234
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	150
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (B)	100	94
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	489	474
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (B)	456	417

		1,870

Mortgage Related Securities — 0.3%

Asset-Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
1.146%, ICE LIBOR USD 1 Month + 0.140%, 12/25/2036 (A)	106	104
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
1.861%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (A)	253	244
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
1.568%, ICE LIBOR USD 1 Month + 0.900%, 08/25/2034 (A)	155	148
Option One Mortgage Loan Trust, Ser 2007- FXD1, Cl 3A4
5.860%, 01/25/2037	67	64

		560

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 7.1%

AMSR Trust, Ser 2021-SFR3, Cl A
1.476%, 10/17/2038 (B)	$300	$267
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (B)	139	136
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	28
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (B)	1	1
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	171	157
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
2.506%, ICE LIBOR USD 1 Month + 1.500%, 10/25/2037 (A)(B)	120	118
College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (B)	150	134
Corevest American Finance Trust, Ser 2021- 1, Cl A
1.569%, 04/15/2053 (B)	350	320
DB Master Finance, Ser 2021-1A, Cl A23
2.791%, 11/20/2051 (B)	476	399
DLLAA, Ser 2021-1A, Cl A3
0.670%, 04/17/2026 (B)	487	468
Domino’s Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	364	325
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A2
1.126%, ICE LIBOR USD 1 Month + 0.120%, 11/25/2036 (A)	75	69
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
1.166%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036 (A)	79	78
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	250	230
FirstKey Homes Trust, Ser 2022-SFRA, Cl A
3.100%, 03/17/2039 (B)	294	279
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl A
2.700%, 01/20/2049 (B)	96	86
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	312	284
JPMorgan Mortgage Acquisition, Ser 2005- OPT2, Cl M4
1.936%, ICE LIBOR USD 1 Month + 0.930%, 12/25/2035 (A)	180	177

14	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.936%, ICE LIBOR USD 1 Month + 0.930%, 07/25/2035 (A)	$240	$234
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
1.366%, ICE LIBOR USD 1 Month + 0.360%, 01/26/2032 (A)	250	187
Navient Student Loan Trust, Ser 2016-3A, Cl A3
2.356%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(B)	151	151
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (B)	464	427
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A2
1.930%, 01/20/2051 (B)	455	399
Palmer Square CLO, Ser 2021-2A, Cl A1A3
2.044%, ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (A)(B)	330	325
Palmer Square CLO, Ser 2022-2A, Cl A1
0.000%, 07/20/2034 (A)(B)	177	177
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
2.358%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	398	394
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (B)	463	448
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (B)	350	339
RAMP Trust, Ser 2006-RZ3, Cl M1
1.356%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (A)	282	273
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	170	166
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	412
SLM Student Loan Trust, Ser 2021-10A, Cl A4
1.496%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(B)	130	129
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (B)	33	33
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	159	154
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
1.726%, ICE LIBOR USD 1 Month + 0.720%, 11/25/2033 (A)	143	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
1.426%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (A)	$158	$150
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	430	369
Tricon American Homes Trust, Ser 2020- SFR2, Cl A
1.482%, 11/17/2039 (B)	252	218
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	43	43
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	190	190
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	96	94
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	368	361
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	302	296
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	107	105
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	201	194
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	211	206
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	309	307
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	186	188
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	23	22
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	25	24
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	341	336
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	349	360

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (B)	$261	$254
Vantage Data Centers, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	387	353
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	146	146
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	140	135
Wind River CLO, Ser 2021-3A, Cl A
2.213%, ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (A)(B)	250	242

		12,532

Total Asset-Backed Securities (Cost $16,005) ($ Thousands)		14,962

LOAN PARTICIPATIONS — 2.8%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
2.810%, LIBOR + 1.750%, 11/19/2026 (A)(F)	70	67
Air Canada, 1st Lien
4.250%, 08/11/2028 (A)	30	29
Ali Group, Term Loan B, 1st Lien
0.000%, 10/13/2028 (A)(F)	70	68
Allied Universal Holdco LLC, Initial Term Loan, 1st Lien
4.810%, 05/12/2028 (A)	98	92
Alterra Mountain Company, Series B-2, 1st Lien
4.560%, 08/17/2028 (A)	39	37
Amwins Group Inc, 1st Lien
3.310%, 02/19/2028 (A)	33	32
Amwins Group Inc., Term Loan, 1st Lien
3.310%, 02/19/2028 (A)	6	6
APi Group, Term Loan B, 1st Lien
3.560%, 10/01/2026 (A)	74	72
Asplundh Tree Expert, LLC, 1st Lien
2.810%, 09/07/2027 (A)(F)	30	29
Asurion LLC, B-8 Term Loan, 1st Lien
4.310%, 12/23/2026 (A)	44	42
Asurion LLC, B-9 Term Loan, 1st Lien
4.310%, 07/31/2027 (A)	30	28
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 11/03/2024 (A)	48	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Athena Health Group, INC. Initial Term Loan
4.363%, 02/15/2029 (A)(F)	$111	$106
Berry Global, Inc., 1st Lien
2.594%, 07/01/2026 (A)(F)	51	50
Brightspring Health, Cov-Lite, 1st Lien
4.461%, 03/05/2026 (A)	40	38
Brookfield Wec Holdings Inc., Initial Term Loan, 1st Lien
3.810%, 08/01/2025 (A)	20	19
Brown Group Holdings, LLC, Intitial Term Loan, 1st Lien
3.506%, 06/07/2028 (A)(F)	40	38
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
3.810%, LIBOR + 2.750%, 12/23/2024 (A)(F)	66	65
Caesars Resort Collection, LLC, 1st Lien
4.560%, 07/21/2025 (A)(F)	49	49
Castlelake Avia, 1st Lien
3.576%, 10/22/2026	60	57
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.560%, ICE LIBOR USD 1 Month + 2.500%, 03/01/2024 (A)	82	80
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
2.810%, 02/01/2027	10	10
Charter Communications, Term Loan, 1st Lien
2.810%, 04/30/2025	115	113
Citadel Securities, 1st Lien
3.649%, 02/02/2028	49	48
Clarios Global, 1st Lien
4.310%, 04/30/2026	86	82
Cloudera, Inc., 1st Lien
4.810%, 10/08/2028	30	28
CSC Holdings, LLC, 1st Lien
3.125%, 01/15/2026 (A)	10	9
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
3.375%, LIBOR + 2.500%, 04/15/2027 (A)	10	9
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.060%, LIBOR + 4.000%, 10/16/2026 (A)	108	105
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
4.784%, 04/09/2027	79	75
Energizer Holdings, 1st Lien
3.250%, 12/22/2027	20	19

16	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Entain PLC, Facility B, 1st Lien
3.743%, 03/29/2027	$20	$19
Entercom Media Corp., Term B-2 Loan, 1st Lien
3.560%, LIBOR + 2.500%, 11/18/2024 (A)	23	21
Eyecare Partners, LLC, Term Loan, 1st Lien
4.756%, 02/18/2027	29	27
First Eagles Holdings, Inc., Term Loan
3.506%, 02/01/2027	19	18
Fleetcor Technologies Operating Company LLC, 1st Lien
2.810%, 04/28/2028	30	29
Focus Financial Partners, LLC, Term Loan 1st Lien
3.060%, 07/03/2024	49	47
Froneri International Limited, Facility B2, 1st Lien
3.310%, LIBOR + 2.250%, 01/29/2027 (A)	39	38
Garda World Security Corp, Term Loan B, 1st Lien
5.260%, 10/30/2026 (A)	14	13
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
3.006%, LIBOR + 2.000%, 12/30/2026 (A)	108	105
GFL Environmental, Refinancing Term Loan, 1st Lien
4.239%, 05/30/2025 (A)(F)	59	59
Global Medical, Term Loan B, 1st Lien
5.250%, 10/02/2025	87	83
Go Daddy Operating Company LLC, Tranche B-1 Term Loan, 1st Lien
2.810%, 02/15/2024 (A)	15	15
Go Daddy, Tranche B-L Loan, 1st Lien
2.810%, 02/15/2024 (A)	5	5
Great Outdoors Group, LLC Term B-2 Loan
4.810%, 03/06/2028	30	28
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.060%, LIBOR + 2.000%, 11/15/2027 (A)	93	89
Harbor Freight Tools, Cov-Lite, Term Loan B, 1st Lien
3.810%, 10/19/2027	40	36
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
2.724%, LIBOR + 1.750%, 06/22/2026 (A)(F)	112	109
Horizon Therapeutics, 1st Lien
2.813%, 03/15/2028	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hudson River, 1st Lien
4.149%, 03/20/2028 (A)	$40	$38
Hunter Douglas, 1st Lien
4.842%, 02/26/2029 (F)	110	99
Icon, Cov-Lite, Term Loan B, 1st Lien
3.313%, 07/03/2028 (F)	14	13
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 05/01/2026 (A)	65	62
II-VI, Term Loan B, 1st Lien
0.000%, 12/08/2028 (F)	60	59
Ineos Styrolution Group, Tranche B Dollar Term Loan, 1st Lien
3.810%, 01/29/2026	20	19
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
3.810%, 01/26/2028	58	56
Jazz Pharmaceuticals, Inc., 1st Lien
4.560%, 05/05/2028	89	87
Level 3 Financing, Inc., Tranche B Loan, 1st Lien
2.810%, LIBOR + 1.750%, 03/01/2027 (A)	85	81
LifePoint Health, Term Loan, 1st Lien
4.810%, 11/16/2025 (A)(F)	45	43
McAfee, 1st Lien
6.230%, 07/27/2028	119	109
Milano Acquistion, Term B Loan, 1st Lien
5.006%, 10/01/2027 (F)	89	87
Mozart Debt Merger, 1st Lien
4.310%, 10/23/2028 (A)	70	68
MSG National, 1st Lien
3.313%, 07/03/2028 (F)	55	54
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
3.300%, LIBOR + 2.750%, 09/18/2026 (A)	114	112
Numericable U.S. LLC, USD TLB-12 Term Loan, 1st Lien
4.732%, LIBOR + 3.688%, 01/31/2026 (A)	39	36
PCI Gaming Authority, Term B Facility Loan, 1st Lien
3.560%, LIBOR + 2.500%, 05/29/2026 (A)	32	32
Peraton Corp, 1st Lien
4.810%, 02/01/2028	87	85
Petco Health & Wellness, Tem Loan B, 1st Lien
4.256%, 03/03/2028 (A)	30	28

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
4.310%, LIBOR + 3.250%, 03/05/2026 (A)	$58	$56
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1st Lien
3.134%, 08/04/2028	139	134
Prime Security Services Borrower, LLC, Refinancing Term B-1 Loan, 1st Lien
3.500%, 09/23/2026	102	99
Quikrete Holding, Term Loan B, 1st Lien
4.060%, 06/11/2028 (F)	30	29
Rackspace Technology Global, Inc. Term B Loan, 1st Lien
3.500%, 02/15/2028	50	47
Realpage Inc, 1st Lien
4.310%, 04/24/2028	80	76
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
2.810%, LIBOR + 1.750%, 02/04/2027 (A)	88	86
Scientific Games/Light & Wonder 4/22 4/16/2029 LIEN 1
3.882%, 04/16/2029	80	78
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
3.810%, LIBOR + 2.500%, 06/21/2024 (A)	5	5
Setanta Aircraft, Term Loan B, 1st Lien
3.006%, 11/05/2028	80	78
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
3.810%, 12/11/2026 (A)	90	87
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
3.310%, LIBOR + 2.250%, 02/08/2027 (A)(F)	49	48
Terrier Media Buyer, Term B Loan, 1st Lien
4.560%, 12/17/2026	39	37
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
3.310%, 12/09/2025	10	10
Triton Water, 1st Lien
4.506%, 03/31/2028 (A)	60	55
UFC Holdings, LLC, 1st Lien
3.500%, 04/29/2026 (F)	26	26
United Airlines Inc., 1st Lien
4.711%, 04/21/2028	69	67
Univision, Cov-Lite, Term Loan B, 1st Lien
4.310%, 03/15/2026	57	55
Verscend, 1st Lien
5.060%, 08/27/2025	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
VFH Parent LLC, Initial Term Loan, 1st Lien
3.882%, 01/13/2029	$30	$29
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
3.375%, LIBOR + 2.500%, 01/31/2028 (A)(F)	105	102
XPO Logistics, Inc., Refinancing Term Loan (2018)
2.553%, LIBOR + 0.053%, 02/24/2025 (A)	40	39
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
4.060%, 03/09/2027	50	47
Zebra Buyer LLC, 1st Lien
4.313%, 11/01/2028	31	30
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
3.375%, LIBOR + 2.500%, 04/30/2028 (A)	80	78

Total Loan Participations (Cost $5,131) ($ Thousands)		4,952

SOVEREIGN DEBT — 1.5%

Abu Dhabi Government International Bond
2.500%, 10/11/2022(B)	400	401
Argentine Republic Government International Bond
2.500%, –%,, 0, 07/09/2041 (G)	20	6
1.125%, –%,, 0, 07/09/2035 (G)	136	37
1.000%, 07/09/2029	14	4
0.500%, –%,, 0, 07/09/2030 (G)	204	60
Brazilian Government International Bond
4.750%, 01/14/2050	200	151
4.625%, 01/13/2028	290	284
Colombia Government International Bond
5.625%, 02/26/2044	200	167
Indonesia Government International Bond
4.350%, 01/11/2048	600	559
Mexico Government International Bond
4.600%, 02/10/2048	230	198
Nigeria Government International Bond MTN
6.500%, 11/28/2027(B)	200	172
Peruvian Government International Bond
5.625%, 11/18/2050	70	78
Poland Government International Bond
4.000%, 01/22/2024	110	111
Provincia de Buenos Aires MTN
3.900%, –%,, 0, 09/01/2037 (B)(G)	217	82

18	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
South Africa Government International Bond
4.300%, 10/12/2028	$200	$185
Uruguay Government International Bond
4.375%, 01/23/2031	200	208

Total Sovereign Debt (Cost $3,030) ($ Thousands)		2,703

MUNICIPAL BONDS — 0.9%

California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	367

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	173

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	404

Michigan — 0.2%
Michigan State University, Ser A
4.165%, 08/15/2122	100	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, RB
2.366%, 09/01/2049 (A)	$220	$219

		303

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	295

Total Municipal Bonds (Cost $1,598) ($ Thousands)		1,542

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.575%**†	737,677	738

Total Cash Equivalent (Cost $738) ($ Thousands)		738

Total Investments in Securities — 101.3% (Cost $196,407) ($ Thousands)		$181,234

WRITTEN OPTIONS* – (0.0)%
Total Written Options (H) (Premiums Received $36) ($ Thousands)		$(21)

A list of the open options contracts held by the Fund at May 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS — 0.0%

Put Options
July 2022 5 - Year Future Option*	(28)	$(3,163)	$111.25	06/18/22	$(3)

Call Options
July 2022 5 - Year Future Option*	(28)	(3,162)	112.75	06/18/22	(18)

Total Written Options		(6,325)			$(21)

A list of the open futures contracts held by the Fund at May 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)

Long Contracts
U.S. 2-Year Treasury Note	7	Oct-2022	$1,475	$1,478	$3
U.S. 5-Year Treasury Note	78	Oct-2022	8,814	8,810	(4)
U.S. 10-Year Treasury Note	25	Sep-2022	3,003	2,986	(17)
U.S. Long Treasury Bond	18	Sep-2022	2,518	2,510	(8)
U.S. Ultra Long Treasury Bond	4	Sep-2022	627	623	(4)

			$16,437	$16,407	$(30)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2022, is as follows:

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	07/19/21	USD	161	ZAR	2,370	$10

Citigroup	07/19/21	USD	562	GBP	409	18

Citigroup	07/19/21	USD	694	BRL	3,940	57

Citigroup	07/19/21	USD	1,049	JPY	114,451	(8)

Citigroup	07/19/21	USD	1,075	IDR	15,760,196	23

Citigroup	07/19/21	USD	1,148	AUD	1,499	8

Citigroup	07/19/21	EUR	1,642	USD	1,958	(44)

Citigroup	07/19/21	USD	1,986	EUR	1,648	23

Citigroup	07/19/21	USD	2,238	RUB	175,224	138

Citigroup	07/19/21	USD	2,359	CAD	2,954	86

						$311

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2022, is as follows:

			Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

0.19%	3-MONTH USD - LIBOR	Semi-Annually	06/15/2022	USD	3,217	$(1)	$–	$(1)
.S. CPI Urban Consumers NSA Index	3.97%	Annually	11/18/2023	USD	930	54	(4)	58
3.37%	U.S. CPI Urban Consumers NSA Index	Annually	11/18/2026	USD	930	(46)	13	(60)
2.0%	3-MONTH USD - LIBOR	Semi-Annually	02/15/2047	USD	376	63	5	57
2.0%	USD SOFR- OIS COMPOUND	Annually	03/18/2032	USD	500	28	3	25
2.77%	U.S. CPI Urban Consumers NSA Index	Annually	10/20/2031	USD	830	(62)	1	(63)
1.63%	SOFR COMPOUNDING	Annually	05/15/2047	USD	400	74	16	58
3-MONTH USD - LIBOR	1.63%	Quarterly	02/15/2047	USD	706	165	5	160
SOFR	1.5%	Annually	02/15/2047	USD	175	36	1	34
SOFR	1.52%	Annually	02/15/2047	USD	268	54	(9)	64
SOFR	0.74%	Annually	08/19/2045	USD	310	103	–	104
SOFR	0.56%	Annually	07/20/2045	USD	800	291	6	286
SOFR	1.7334	Annually	10/20/2031	USD	810	33	3	30
SOFR	1.2%	Annually	11/01/2028	USD	572	47	–	47
SOFR	1.22%	Annually	08/15/2028	USD	736	58	–	58
SOFR	1.13%	Annually	08/15/2028	USD	1,960	164	13	151
3-MONTH USD - LIBOR	1.25%	Quarterly	02/15/2028	USD	1,063	90	1	89
SOFR	0.71%	Annually	05/15/2027	USD	3,408	297	2	295
SOFR	1.52%	Annually	11/20/2026	USD	1,070	32	(3)	35
.S. CPI Urban Consumers NSA Index	2.95%	Annually	10/20/2026	USD	830	60	–	60
SD-SOFR-OIS COMPOUND	2.47	Annually	08/31/2026	USD	5,581	(32)	(50)	18
SD-SOFR-OIS-COMPOUND	1.65	Annually	08/15/2047	USD	377	69	38	31
SD_SOFR _OIS COMPOUND	2.50	Annually	04/21/2052	USD	290	4	–	$4

						$1,581	$41	$1,540

Credit Default Swaps - Sell Protection

Reference Entity/Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

CDS-CDX.NA.HY.3806	5.00%	Quarterly	06/20/2027	$ (1,654)	$ 26	$ 82	$ (56)
CDS-CDX.NA.IG.3806	1.00%	Quarterly	06/20/2027	(17,417)	163	206	(43)

					$ 189	$ 288	$ (99)

20	SEI Catholic Values Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Catholic Values Fixed Income Fund

Percentages are based on Net Assets of $178,877 ($ Thousands).
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2022.

†	Investment in Affiliated Security

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2022, the value of these securities amounted to $31,257 ($ Thousands), representing 17.5% of the Net Assets of the Fund.

(C)	Perpetual security with no stated maturity date.

(D)	Zero coupon security.

(E)	Interest rate represents the security’s effective yield at the time of purchase.

(F)	No interest rate available.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(I)	Refer to table below for details on Options Contracts.

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CDX – Credit Default Swap Index

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CPI – Consumer Price Index

DAC – Designated Activity Company

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FRESB – Freddie Mac Small Balance Mortgage Trust

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

HY – High Yield

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

IG – Investment Grade

IO – Interest Only – face amount represents notional amount.

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

Ser – Series

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

TBA – To Be Announced

US – United States

USD – U.S. Dollar

ZAR – South African Rand

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Corporate Obligations	–	55,989	–	55,989
Mortgage-Backed Securities	–	52,319	–	52,319
U.S. Treasury Obligations	–	48,029	–	48,029
Asset-Backed Securities	–	14,962	–	14,962
Loan Participations	–	4,952	–	4,952
Sovereign Debt	–	2,703	–	2,703
Municipal Bonds	–	1,542	–	1,542
Cash Equivalent	738	–	–	738

Total Investments in Securities	738	180,496	–	181,234

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Written Options	(21)	–	–	(21)
Futures Contracts*
Unrealized Appreciation	3	–	–	3
Unrealized Depreciation	(33)	–	–	(33)
Forwards Contracts*
Unrealized Appreciation	–	363	–	363
Unrealized Depreciation	–	(52)	–	(52)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(99)	–	(99)
Interest Rate Swaps*
Unrealized Appreciation	–	1,663	–	1,663
Unrealized Depreciation	–	(123)	–	(123)

Total Other Financial Instruments	(51)	1,752	–	1,701

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the transactions with affiliates for the period ended May 31, 2022 ($ Thousands):

Security Description	Value 2/28/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 2,126	$ 19,403	$ (20,791)	$ –	$ –	$ 738	737,677	$ –	$ –

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / May 31, 2022	21